Offerings	Mar. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rio Tinto plc ordinary shares of 10p each
Amount Registered | shares	1,130,000
Proposed Maximum Offering Price per Unit	59.8828
Maximum Aggregate Offering Price	$ 67,667,564.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,359.90
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (Securities Act), the Registration Statement to which this exhibit 107 is a part includes an indeterminable number of additional ordinary shares, nominal value 10 pence per share in the capital of Rio Tinto plc (Ordinary Shares), that may become issuable in the event of a share dividend, share split or similar transactions. (2) Represents additional plc Shares reserved for issuance under the Rio Tinto plc Equity Incentive Plan 2018. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per unit was calculated on the basis of the average of the high and low market prices of Rio Tinto plc ordinary shares of 10p each quoted on the London Stock Exchange on 28 February 2025 (GBP47.56). The translation of pounds sterling into U.S. dollars has been made at the noon buying rate, New York City time, as posted by Bloomberg on 28 February 2025 of US$1.2591 per GBP1.00. (4) Rounded up to the nearest penny.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rio Tinto Limited shares
Amount Registered | shares	25,000
Proposed Maximum Offering Price per Unit	71.0663
Maximum Aggregate Offering Price	$ 1,776,657.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 272.01
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (Securities Act), the Registration Statement to which this exhibit 107 is a part includes an indeterminable number of additional shares in the capital of Rio Tinto Limited (Limited Shares), that may become issuable in the event of a share dividend, share split or similar transactions. (2) Represents additional Limited Shares reserved for issuance under the Rio Tinto Limited Equity Incentive Plan 2018. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per unit was calculated on the basis of the average of the high and low market prices of Rio Tinto Limited shares quoted on the Australian Securities Exchange on 28 February 2025 (A$114.42). The translation of Australian dollars into U.S. dollars has been made at the noon buying rate, New York City time, as posted by Bloomberg on 28 \February 2025 of US$0.6211 per A$1.00. (4) Rounded up to the nearest penny.